Income Taxes - U.S. and Foreign Components of Earnings Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.			$ 249,714	$ 357,445	$ 317,695
Foreign			(1,668)	10,444	(1,766)
Income before income tax expense	$ 39,339	$ 42,029	$ 248,046	$ 367,889	$ 315,929